U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-3872
Fax: (617) 663-2197
E-Mail: kkapuscinski@jhancock.com

Name:	Kinga Kapuscinski
Title:	Assistant Vice President and Senior Counsel
August 13, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Investors Trust (the “Fund”) File Nos. 333-181550; 811-04173
Ladies and Gentlemen:
On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of additional shares of common stock, no par value per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.
The Registration Statement has been amended as stated in our correspondence filing made on August 1, 2012 in response to the Staff’s comments received in the form of a letter dated June 21, 2012. We request that the Staff review the Registration Statement as promptly as possible and contact us at its earliest possible convenience if it has any further comments.
In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the Commission’s account at U.S. Bank the amount of $2,979.60 in payment of the required registration fee of $2,765.30. The Fund wired $4.00 to the Commission to pay the registration fee of $2.68 in connection with the initial filing of the Registration Statement.
Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (617) 663-3872 or Trayne Wheeler at (617) 951-9068.
Sincerely,

/s/ Kinga Kapuscinski Kinga Kapuscinski, Esq.
Assistant Secretary of the Fund